Schedule of Notes Payable Related Parties (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
Balance - December 31, 2022
Advances	5,267,500
Debt discount/issue costs	(1,608,900)
Amortization of debt discount/issue costs	1,406,015
Repayments	(262,500)
Balance - December 31, 2023	$ 4,802,115